The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Realized gains (losses) on sales and redemptions for physical bullion	$ 96,055	$ 29,166
Change in unrealized gains (losses)	943,687	300,065
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	4,225,025	3,996,111
Purchases
Sales	(25,548)	(25,031)
Redemptions for physical bullion	(228,816)	(75,286)
Realized gains (losses) on sales and redemptions for physical bullion	96,055	29,166
Change in unrealized gains (losses)	943,687	300,065
Balance at end of year	$ 5,010,403	$ 4,225,025